Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2011 tenants	Dec. 31, 2010 tenants	Dec. 31, 2009 tenants
Concentration Risk [Line Items]
Number of tenants representing more than 10%t of rental revenue	0	0	0
Maximum [Member] | Tenant Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%